SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 7) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
Impairment of long-lived assets
Impairment loss on long-lived assets	$ 0	$ 11,590	$ 0
Customer deposits recognized as revenue	0	0
Revenue recognition
VAT on revenue earned	7,387	4,583	5,728
Leases
Capital leases	$ 0	$ 0	$ 0
Segment reporting
Number of operating segments	4
Number of reportable segments	4
Number of geographic segments	0
PRC
Revenue recognition
Applicable rate of VAT for small hydroelectric power projects with a total installed capacity of 50 megawatts or less (as a percent)	6.00%
Applicable rate of VAT for large hydroelectric power projects with a total installed capacity of over 50 megawatts (as a percent)	17.00%
Total installed capacity threshold of hydroelectric power projects for determination of value added tax rate (in megawatts)	50
PRC | Binglangjiang
Revenue recognition
Applicable rate of VAT for small hydroelectric power projects with a total installed capacity of 50 megawatts or less (as a percent)	6.00%	6.00%	6.00%
PRC | Liyuan
Revenue recognition
Applicable rate of VAT for small hydroelectric power projects with a total installed capacity of 50 megawatts or less (as a percent)	6.00%	6.00%	6.00%
PRC | Yingchuan
Revenue recognition
Applicable rate of VAT for small hydroelectric power projects with a total installed capacity of 50 megawatts or less (as a percent)	6.00%	6.00%	6.00%
PRC | Wuliting
Revenue recognition
Applicable rate of VAT for small hydroelectric power projects with a total installed capacity of 50 megawatts or less (as a percent)	6.00%	6.00%	6.00%
PRC | Yuheng
Revenue recognition
Applicable rate of VAT for small hydroelectric power projects with a total installed capacity of 50 megawatts or less (as a percent)	6.00%	6.00%	6.00%
PRC | Shapulong
Revenue recognition
Applicable rate of VAT for small hydroelectric power projects with a total installed capacity of 50 megawatts or less (as a percent)	6.00%	6.00%	6.00%
PRC | Ruiyang
Revenue recognition
Applicable rate of VAT for small hydroelectric power projects with a total installed capacity of 50 megawatts or less (as a percent)	6.00%	6.00%	6.00%
PRC | Yuanping
Revenue recognition
Applicable rate of VAT for small hydroelectric power projects with a total installed capacity of 50 megawatts or less (as a percent)	6.00%	6.00%	6.00%
PRC | Banzhu
Revenue recognition
Applicable rate of VAT for large hydroelectric power projects with a total installed capacity of over 50 megawatts (as a percent)	17.00%	17.00%	17.00%
PRC | Wangkeng
Revenue recognition
Applicable rate of VAT for large hydroelectric power projects with a total installed capacity of over 50 megawatts (as a percent)	17.00%	17.00%	17.00%
PRC | Jiulongshan
Revenue recognition
Applicable rate of VAT for small hydroelectric power projects with a total installed capacity of 50 megawatts or less (as a percent)	6.00%	6.00%	6.00%
PRC | Zhougongyuan
Revenue recognition
Applicable rate of VAT for small hydroelectric power projects with a total installed capacity of 50 megawatts or less (as a percent)	6.00%	6.00%	6.00%
PRC | Husahe
Revenue recognition
Applicable rate of VAT for small hydroelectric power projects with a total installed capacity of 50 megawatts or less (as a percent)	6.00%	6.00%	6.00%
PRC | Hengda
Revenue recognition
Applicable rate of VAT for small hydroelectric power projects with a total installed capacity of 50 megawatts or less (as a percent)	6.00%	6.00%	6.00%
PRC | Xineng
Revenue recognition
Applicable rate of VAT for small hydroelectric power projects with a total installed capacity of 50 megawatts or less (as a percent)	6.00%	6.00%	6.00%
PRC | Xiaopengzu
Revenue recognition
Applicable rate of VAT for small hydroelectric power projects with a total installed capacity of 50 megawatts or less (as a percent)	6.00%	6.00%	6.00%
PRC | Jinling
Revenue recognition
Applicable rate of VAT for small hydroelectric power projects with a total installed capacity of 50 megawatts or less (as a percent)	6.00%	6.00%	6.00%
PRC | Jinlong
Revenue recognition
Applicable rate of VAT for small hydroelectric power projects with a total installed capacity of 50 megawatts or less (as a percent)	6.00%	6.00%	6.00%
PRC | Jintang
Revenue recognition
Applicable rate of VAT for small hydroelectric power projects with a total installed capacity of 50 megawatts or less (as a percent)	6.00%	6.00%	6.00%
PRC | Jinwei
Revenue recognition
Applicable rate of VAT for small hydroelectric power projects with a total installed capacity of 50 megawatts or less (as a percent)	6.00%	6.00%	6.00%
PRC | Dazhaihe
Revenue recognition
Applicable rate of VAT for small hydroelectric power projects with a total installed capacity of 50 megawatts or less (as a percent)	6.00%	6.00%	6.00%